JPMorgan High Yield Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 83.0%
Aerospace & Defense — 1.2%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	1,229	1,231
7.88%, 4/15/2027 (a)	1,676	1,649
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	6,974	6,207
4.13%, 4/15/2029 (a)	8,074	7,105
Howmet Aerospace, Inc. 6.75%, 1/15/2028	5,937	6,056
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	4,371	4,324
9.38%, 11/30/2029 (a)	4,099	4,314
TransDigm, Inc. 6.25%, 3/15/2026 (a)	9,392	9,346
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a)	4,050	2,005
9.00%, 11/15/2026 (a)	18,116	11,503
13.13%, 11/15/2027 (a)	4,215	1,054
		54,794
Airlines — 0.9%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	13,523	13,115
5.75%, 4/20/2029 (a)	15,140	14,095
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	5,689	5,660
United Airlines, Inc. 4.38%, 4/15/2026 (a)	5,331	4,963
		37,833
Auto Components — 3.1%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	8,974	8,376
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	14,259	13,478
3.75%, 1/30/2031 (a)	590	494
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,743	2,598
6.50%, 4/1/2027	10,133	9,525
6.88%, 7/1/2028	6,773	6,522
5.00%, 10/1/2029	6,255	5,443
Clarios Global LP
6.75%, 5/15/2025 (a)	14,316	14,307
6.25%, 5/15/2026 (a)	74	73
8.50%, 5/15/2027 (a)	7,666	7,502
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	24,460	25,588
5.63%, 11/15/2026 (a)	30,427	12,722
Dana, Inc.
5.38%, 11/15/2027	10,210	9,356
5.63%, 6/15/2028	3,588	3,301
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	9,503	6,324
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	3,201	2,785

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Auto Components — continued
5.25%, 4/30/2031	5,591	4,780
5.25%, 7/15/2031	1,753	1,502
		134,676
Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	10,326	9,058
Banks — 0.8%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (b) (c) (d)	12,177	11,874
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023 (b) (c) (d)	6,252	6,002
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024 (b) (c) (d)	5,787	5,570
Citigroup, Inc.
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	2,725	2,541
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (b) (c) (d)	9,565	9,256
		35,243
Beverages — 0.2%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	9,903	7,707
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	7,800	3,510
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,155	2,651
		6,161
Building Products — 1.7%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	7,954	6,448
6.38%, 6/15/2032 (a)	5,512	5,092
Griffon Corp. 5.75%, 3/1/2028	14,430	13,422
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	3,605	3,389
4.88%, 12/15/2027 (a)	16,106	12,616
Masonite International Corp. 5.38%, 2/1/2028 (a)	2,179	1,975
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	5,642	4,626
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,908	3,292
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	4,875	4,486
4.75%, 1/15/2028 (a)	17,675	16,019
3.38%, 1/15/2031 (a)	2,693	2,065
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,558	1,438
		74,868
Capital Markets — 0.0% ^
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,352	790
3.63%, 10/1/2031 (a)	1,714	926
		1,716
Chemicals — 2.4%
Avient Corp. 7.13%, 8/1/2030 (a)	1,689	1,649

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	10,023	9,190
3.38%, 2/15/2029 (a)	6,987	5,719
Chemours Co. (The)
5.75%, 11/15/2028 (a)	10,067	8,842
4.63%, 11/15/2029 (a)	6,570	5,289
CVR Partners LP 6.13%, 6/15/2028 (a)	4,512	4,074
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,018	5,998
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,500	1,334
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	1,832	1,724
5.25%, 6/1/2027 (a)	16,291	14,622
4.25%, 5/15/2029 (a)	3,907	3,257
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	6,252	5,111
4.00%, 4/1/2031	6,036	4,587
4.38%, 2/1/2032	5,788	4,453
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	15,594	12,495
5.13%, 4/1/2029 (a)	4,814	3,063
Venator Finance SARL 9.50%, 7/1/2025 (a)	6,750	4,944
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	6,314	5,657
5.63%, 8/15/2029 (a)	2,283	1,882
		103,890
Commercial Services & Supplies — 3.0%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	12,145	10,146
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,049	6,152
4.88%, 7/15/2032 (a)	10,447	9,039
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	1,874	1,780
9.75%, 7/15/2027 (a)	2,420	2,184
4.63%, 6/01/2028 (a)	8,260	6,972
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	4,934	4,101
4.75%, 10/15/2029 (a)	3,913	3,358
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	9,268	8,667
Brink's Co. (The) 4.63%, 10/15/2027 (a)	16,239	14,931
CoreCivic, Inc. 8.25%, 4/15/2026	9,068	9,263
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	7,425	6,668
9.50%, 11/1/2027 (a)	605	560
6.00%, 6/1/2029 (a)	7,370	5,970
GFL Environmental, Inc. (Canada)
4.00%, 8/1/2028 (a)	4,877	4,184
4.75%, 6/15/2029 (a)	4,560	3,994

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
4.38%, 8/15/2029 (a)	3,940	3,381
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	5,651
Madison IAQ LLC
4.13%, 6/30/2028 (a)	2,946	2,548
5.88%, 6/30/2029 (a)	10,936	8,090
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	5,698	5,641
3.38%, 8/31/2027 (a)	4,794	4,218
Stericycle, Inc. 3.88%, 1/15/2029 (a)	5,696	4,955
		132,453
Communications Equipment — 1.0%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	2,223	2,083
5.00%, 3/15/2027 (a)	1,000	763
CommScope, Inc.
6.00%, 3/1/2026 (a)	12,521	12,114
8.25%, 3/1/2027 (a)	11,915	10,228
7.13%, 7/1/2028 (a)	7,779	6,029
4.75%, 9/1/2029 (a)	13,099	11,031
		42,248
Construction & Engineering — 0.8%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	6,706	5,759
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,383	4,947
7.50%, 4/15/2032 (a)	4,780	3,729
MasTec, Inc. 4.50%, 8/15/2028 (a)	13,701	12,370
Pike Corp. 5.50%, 9/1/2028 (a)	7,639	6,824
		33,629
Consumer Finance — 3.0%
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	3,125	3,006
5.13%, 6/16/2025	10,310	9,983
3.38%, 11/13/2025	5,110	4,714
4.39%, 1/8/2026	9,952	9,466
4.54%, 8/1/2026	19,438	18,293
4.27%, 1/9/2027	13,228	12,240
4.13%, 8/17/2027	12,830	11,706
3.82%, 11/2/2027	12,917	11,571
2.90%, 2/16/2028	5,000	4,177
2.90%, 2/10/2029	9,525	7,854
4.00%, 11/13/2030	4,903	4,147
ILFC E-Capital Trust II 5.37%, 12/21/2065 (a) (e)	21,298	14,536
OneMain Finance Corp.
6.88%, 3/15/2025	533	518
7.13%, 3/15/2026	9,771	9,466
3.50%, 1/15/2027	2,569	2,106

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
6.63%, 1/15/2028	695	639
4.00%, 9/15/2030	1,377	1,034
VistaJet Malta Finance plc (Switzerland) 6.38%, 2/1/2030 (a)	5,702	4,676
		130,132
Containers & Packaging — 1.7%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	304
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	30,395	22,988
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,888	3,287
LABL, Inc.
6.75%, 7/15/2026 (a)	13,420	12,816
10.50%, 7/15/2027 (a)	557	513
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	5,182	5,111
7.25%, 4/15/2025 (a)	10,339	9,434
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	4,495	4,324
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,457	5,675
TriMas Corp. 4.13%, 4/15/2029 (a)	5,856	4,992
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (f)	2,503	2,352
8.50%, 8/15/2027 (a) (f)	4,012	3,756
		75,552
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	4,145	3,751
Diversified Financial Services — 0.2%
Sabre GLBL, Inc. 7.38%, 9/1/2025 (a)	8,330	7,934
Diversified Telecommunication Services — 8.3%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	9,824	7,761
6.00%, 2/15/2028 (a)	3,390	2,273
Altice France SA (France)
5.13%, 7/15/2029 (a)	11,282	8,891
5.50%, 10/15/2029 (a)	4,859	3,897
CCO Holdings LLC
5.13%, 5/1/2027 (a)	53,374	50,518
5.00%, 2/1/2028 (a)	30,591	28,121
5.38%, 6/1/2029 (a)	11,650	10,572
4.75%, 3/1/2030 (a)	29,909	25,713
4.50%, 8/15/2030 (a)	4,245	3,576
4.25%, 2/1/2031 (a)	23,493	19,072
4.75%, 2/1/2032 (a)	7,715	6,452
4.25%, 1/15/2034 (a)	7,625	5,940
Embarq Corp. 8.00%, 6/1/2036	11,178	4,749
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (g)	29,162	3
8.50%, 10/15/2024 ‡ (g)	40,649	4

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
9.75%, 7/15/2025 ‡ (g)	8,659	1
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	8,185	7,788
5.00%, 5/1/2028 (a)	15,000	13,350
6.75%, 5/1/2029 (a)	1,846	1,551
5.88%, 11/1/2029	1,490	1,189
6.00%, 1/15/2030 (a)	1,466	1,200
8.75%, 5/15/2030 (a)	704	728
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	49,314	45,369
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	5,809	4,894
4.25%, 7/1/2028 (a)	8,275	6,479
3.63%, 1/15/2029 (a)	4,291	3,169
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	17,275	14,770
4.00%, 2/15/2027 (a)	23,618	20,134
Series G, 6.88%, 1/15/2028	3,893	3,129
4.50%, 1/15/2029 (a)	3,185	2,157
5.38%, 6/15/2029 (a)	6,750	4,767
Sprint Capital Corp. 8.75%, 3/15/2032	34,678	41,463
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	2,364	1,941
6.00%, 9/30/2034	2,580	1,993
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	12,677	10,587
		364,201
Electric Utilities — 0.5%
NRG Energy, Inc.
5.75%, 1/15/2028	6,914	6,620
3.38%, 2/15/2029 (a)	2,514	2,089
5.25%, 6/15/2029 (a)	4,695	4,327
3.88%, 2/15/2032 (a)	3,915	3,147
PG&E Corp. 5.00%, 7/1/2028	6,570	6,062
Vistra Operations Co. LLC 4.38%, 5/1/2029 (a)	449	402
		22,647
Electrical Equipment — 0.4%
Sensata Technologies BV
4.00%, 4/15/2029 (a)	14,859	12,933
5.88%, 9/1/2030 (a)	2,730	2,593
		15,526
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC 4.25%, 4/1/2028	5,750	5,195
Coherent Corp. 5.00%, 12/15/2029 (a)	7,596	6,703
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	3,762	3,129
		15,027

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — 0.8%
Archrock Partners LP
6.88%, 4/1/2027 (a)	3,862	3,737
6.25%, 4/1/2028 (a)	3,270	3,033
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	2,730	2,624
Nabors Industries, Inc. 5.75%, 2/1/2025	7,020	6,739
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	8,000	7,833
6.88%, 1/15/2029 (a)	1,003	948
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (b) (c) (h)	9,878	5
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	10,301	10,018
		34,937
Entertainment — 1.4%
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (a) (h)	5,825	2,177
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	4,715	4,809
5.25%, 7/15/2028 (a)	3,370	2,692
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	6,720	6,615
5.63%, 3/15/2026 (a)	8,741	8,286
6.50%, 5/15/2027 (a)	13,913	13,939
4.75%, 10/15/2027 (a)	12,638	11,406
Netflix, Inc.
5.38%, 11/15/2029 (a)	4,242	4,164
4.88%, 6/15/2030 (a)	1,500	1,417
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	5,640	4,864
		60,369
Equity Real Estate Investment Trusts (REITs) — 2.1%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	3,844	3,496
4.88%, 9/15/2029 (a)	5,465	4,805
4.50%, 2/15/2031 (a)	6,166	5,162
RHP Hotel Properties LP
4.75%, 10/15/2027	18,271	16,690
4.50%, 2/15/2029 (a)	4,888	4,275
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	15,701
5.75%, 2/1/2027 (a)	25,425	24,637
3.75%, 2/15/2027 (a)	8,080	7,289
3.88%, 2/15/2029 (a)	6,328	5,554
4.63%, 12/1/2029 (a)	4,491	4,075
		91,684
Food & Staples Retailing — 1.4%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	4,025	3,724
5.88%, 2/15/2028 (a)	470	450
3.50%, 3/15/2029 (a)	11,720	9,763

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food & Staples Retailing — continued
4.88%, 2/15/2030 (a)	4,360	3,890
New Albertsons LP
7.75%, 6/15/2026	2,278	2,349
6.63%, 6/1/2028	1,704	1,674
7.45%, 8/1/2029	3,130	3,156
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	8,368	8,075
4.25%, 8/1/2029 (a)	9,483	8,427
Rite Aid Corp.
7.50%, 7/1/2025 (a)	9,639	7,242
8.00%, 11/15/2026 (a)	15,820	9,843
US Foods, Inc.
4.75%, 2/15/2029 (a)	1,045	931
4.63%, 6/1/2030 (a)	3,475	3,084
		62,608
Food Products — 0.6%
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	7,875	6,965
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	545	520
5.50%, 12/15/2029 (a)	11,992	11,014
4.63%, 4/15/2030 (a)	9,881	8,669
		27,168
Gas Utilities — 0.2%
AmeriGas Partners LP
5.88%, 8/20/2026	2,897	2,759
5.75%, 5/20/2027	2,153	2,054
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	2,992	2,555
		7,368
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	9,791	9,008
3.88%, 11/1/2029 (a)	938	804
Hologic, Inc. 3.25%, 2/15/2029 (a)	3,527	3,099
Medline Borrower LP
3.88%, 4/1/2029 (a)	15,221	13,086
5.25%, 10/1/2029 (a)	6,749	5,501
		31,498
Health Care Providers & Services — 5.4%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,630
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	11,080	10,417
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	4,800	3,762
Centene Corp. 4.63%, 12/15/2029	29,318	27,261
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	8,310	7,669
5.63%, 3/15/2027 (a)	3,675	3,119

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
6.00%, 1/15/2029 (a)	4,175	3,483
6.13%, 4/1/2030 (a)	3,592	1,832
5.25%, 5/15/2030 (a)	10,317	7,868
4.75%, 2/15/2031 (a)	4,000	2,931
DaVita, Inc.
4.63%, 6/1/2030 (a)	10,100	8,176
3.75%, 2/15/2031 (a)	18,416	13,536
Encompass Health Corp.
4.50%, 2/1/2028	25,848	23,244
4.75%, 2/1/2030	3,750	3,328
4.63%, 4/1/2031	40	35
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	10,925	3,168
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	12,075	9,087
HCA, Inc. 5.38%, 9/1/2026	11,206	11,155
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	10,359	8,500
6.63%, 4/1/2030 (a)	3,723	3,309
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	6,010	3,609
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	3,946	3,304
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	36,201	34,354
6.25%, 2/1/2027 (a)	14,685	14,068
5.13%, 11/1/2027 (a)	17,711	16,673
4.25%, 6/1/2029 (a)	5,248	4,554
6.13%, 6/15/2030 (a)	6,155	5,832
		235,904
Health Care Technology — 0.2%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	5,037	4,848
5.00%, 5/15/2027 (a)	4,061	3,878
		8,726
Hotels, Restaurants & Leisure — 4.6%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	15,856	13,353
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	5,692	5,065
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	3,810	3,765
8.13%, 7/1/2027 (a)	6,583	6,608
4.63%, 10/15/2029 (a)	3,782	3,167
Carnival Corp.
10.50%, 2/1/2026 (a)	2,418	2,447
5.75%, 3/1/2027 (a)	11,204	8,331
4.00%, 8/1/2028 (a)	6,020	5,012
6.00%, 5/1/2029 (a)	1,919	1,362
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	3,218	3,351
Cedar Fair LP
5.50%, 5/1/2025 (a)	1,055	1,052

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
5.25%, 7/15/2029	4,575	3,997
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,937	1,899
3.75%, 5/1/2029 (a)	1,247	1,107
4.88%, 1/15/2030	4,845	4,484
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	4,672	4,494
International Game Technology plc 6.50%, 2/15/2025 (a)	730	734
IRB Holding Corp. 7.00%, 6/15/2025 (a)	1,810	1,815
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	8,221	6,926
MGM Resorts International
6.00%, 3/15/2023	3,802	3,802
6.75%, 5/1/2025	1,930	1,921
5.75%, 6/15/2025	1,226	1,197
4.63%, 9/1/2026	13,333	12,300
5.50%, 4/15/2027	2,900	2,734
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	6,261	6,715
11.63%, 8/15/2027 (a)	10,188	10,468
8.25%, 1/15/2029 (a)	5,292	5,372
9.25%, 1/15/2029 (a)	5,307	5,433
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	9,492	9,227
5.50%, 4/15/2027 (a)	10,104	9,123
Station Casinos LLC 4.50%, 2/15/2028 (a)	15,332	13,523
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	12,128	12,115
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	10,504	10,083
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	2,705	2,711
5.13%, 10/1/2029 (a)	9,855	8,565
Yum! Brands, Inc.
3.63%, 3/15/2031	6,519	5,435
4.63%, 1/31/2032	4,603	4,074
		203,767
Household Durables — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	11,224	9,947
Newell Brands, Inc.
6.38%, 9/15/2027	1,126	1,116
6.63%, 9/15/2029	1,126	1,106
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	9,812	8,135
3.88%, 10/15/2031 (a)	5,036	3,910
		24,214
Household Products — 1.2%
Central Garden & Pet Co.
4.13%, 10/15/2030	11,446	9,529
4.13%, 4/30/2031 (a)	775	640

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Products — continued
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,445	3,262
4.75%, 6/15/2028 (a)	14,251	12,426
4.38%, 3/31/2029 (a)	12,180	10,362
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	4,384	3,743
5.50%, 7/15/2030 (a)	13,219	11,321
3.88%, 3/15/2031 (a)	1,977	1,478
		52,761
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.63%, 2/1/2029 (a)	2,094	1,808
5.00%, 2/1/2031 (a)	730	631
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (b) (c) (d)	6,765	6,051
		8,490
Interactive Media & Services — 0.0% ^
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	775	765
Internet & Direct Marketing Retail — 0.2%
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	15,180	9,343
IT Services — 0.9%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	5,745	4,694
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	4,638	3,815
6.13%, 12/1/2028 (a)	1,874	1,506
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	6,626	5,959
Block, Inc. 3.50%, 6/1/2031	2,282	1,852
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	4,788	4,315
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,830	8,061
Exela Intermediate LLC 11.50%, 7/15/2026 (a)	3,290	493
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,316	1,239
3.63%, 6/15/2029 (a)	4,830	4,231
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,790	4,470
		40,635
Leisure Products — 0.3%
Mattel, Inc. 5.88%, 12/15/2027 (a)	4,300	4,205
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	12,339	9,377
		13,582
Life Sciences Tools & Services — 0.1%
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	5,744	4,541
Machinery — 0.3%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,017	2,586

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Terex Corp. 5.00%, 5/15/2029 (a)	7,660	6,926
Wabash National Corp. 4.50%, 10/15/2028 (a)	5,435	4,596
		14,108
Media — 9.2%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	253	206
5.75%, 8/15/2029 (a)	6,723	5,498
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	9,553	2,433
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	17,889	15,418
7.75%, 4/15/2028 (a)	7,920	5,901
7.50%, 6/1/2029 (a)	8,627	6,405
CSC Holdings LLC
5.50%, 4/15/2027 (a)	4,599	4,214
5.38%, 2/1/2028 (a)	5,193	4,648
7.50%, 4/1/2028 (a)	3,429	2,671
6.50%, 2/1/2029 (a)	7,985	7,277
5.75%, 1/15/2030 (a)	6,438	4,384
4.50%, 11/15/2031 (a)	7,510	5,723
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	8,271	1,344
Directv Financing LLC 5.88%, 8/15/2027 (a)	10,274	9,427
DISH DBS Corp.
5.00%, 3/15/2023	42,592	42,267
5.88%, 11/15/2024	45,053	42,812
7.75%, 7/1/2026	19,088	15,988
5.25%, 12/1/2026 (a)	25,130	21,574
5.75%, 12/1/2028 (a)	4,162	3,376
DISH Network Corp. 11.75%, 11/15/2027 (a)	11,845	12,175
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	3,128	2,487
GCI LLC 4.75%, 10/15/2028 (a)	15,567	13,337
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	3,882	2,962
Gray Television, Inc.
5.88%, 7/15/2026 (a)	5,845	5,384
7.00%, 5/15/2027 (a)	7,173	6,591
4.75%, 10/15/2030 (a)	1,176	870
iHeartCommunications, Inc.
6.38%, 5/1/2026	5,071	4,796
8.38%, 5/1/2027	17,092	15,212
5.25%, 8/15/2027 (a)	8,720	7,766
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	892
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,110	4,541
Midcontinent Communications 5.38%, 8/15/2027 (a)	6,373	5,861
National CineMedia LLC 5.88%, 4/15/2028 (a)	6,030	2,109
News Corp.
3.88%, 5/15/2029 (a)	6,356	5,649
5.13%, 2/15/2032 (a)	2,220	2,035

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	22,674	21,380
4.75%, 11/1/2028 (a)	11,866	10,560
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	2,892	2,361
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,185	1,055
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	11,700	10,919
4.00%, 7/15/2028 (a)	6,376	5,635
5.50%, 7/1/2029 (a)	25,670	23,901
4.13%, 7/1/2030 (a)	1,872	1,580
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,861	5,883
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	1,120	1,091
4.50%, 5/1/2029 (a)	2,153	1,833
7.38%, 6/30/2030 (a)	6,223	6,211
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	1,890	1,682
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	13,098	12,522
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,817	1,504
		402,350
Metals & Mining — 1.6%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	6,842	6,559
6.13%, 5/15/2028 (a)	4,505	4,373
Arconic Corp.
6.00%, 5/15/2025 (a)	2,530	2,492
6.13%, 2/15/2028 (a)	13,034	12,238
ATI, Inc.
5.88%, 12/1/2027	7,169	6,682
4.88%, 10/1/2029	3,082	2,627
5.13%, 10/1/2031	2,310	1,951
Big River Steel LLC 6.63%, 1/31/2029 (a)	8,645	8,305
Carpenter Technology Corp.
6.38%, 7/15/2028	6,581	6,210
7.63%, 3/15/2030	1,513	1,518
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (a)	8,550	7,481
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	3,360	2,837
Novelis Corp.
4.75%, 1/30/2030 (a)	4,382	3,896
3.88%, 8/15/2031 (a)	1,474	1,209
United States Steel Corp. 6.88%, 3/1/2029	1,859	1,813
		70,191
Multiline Retail — 0.4%
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (a)	1,330	1,201
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	16,865	16,240
		17,441

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 8.4%
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	8,938	9,119
5.75%, 3/1/2027 (a)	5,065	4,837
5.75%, 1/15/2028 (a)	7,589	7,172
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,943	5,200
7.63%, 2/1/2029 (a)	3,522	3,594
5.38%, 3/1/2030 (a)	2,697	2,527
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	9,164	9,448
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	4,070	4,107
Buckeye Partners LP
4.13%, 3/1/2025 (a)	135	130
4.13%, 12/1/2027	2,953	2,611
4.50%, 3/1/2028 (a)	6,011	5,335
California Resources Corp. 7.13%, 2/1/2026 (a)	8,424	8,192
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,018	4,631
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	3,229	3,116
6.75%, 4/15/2029 (a)	11,909	11,805
Chord Energy Corp. 6.38%, 6/1/2026 (a)	7,180	7,018
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,540	1,284
CNX Resources Corp.
6.00%, 1/15/2029 (a)	2,964	2,802
7.38%, 1/15/2031 (a)	3,105	3,107
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	12,053	11,772
5.88%, 1/15/2030 (a)	3,801	3,502
Crestwood Midstream Partners LP
5.75%, 4/1/2025	9,489	9,251
8.00%, 4/1/2029 (a)	9,361	9,431
DCP Midstream Operating LP 6.75%, 9/15/2037 (a)	5,546	5,681
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	6,001	5,287
4.38%, 6/15/2031 (a)	2,372	2,046
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	11,130	10,651
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	2,276	2,312
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (b) (c) (d)	7,226	5,961
4.15%, 6/1/2025	639	610
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	1,397	1,369
4.13%, 12/1/2026	1,555	1,429
7.50%, 6/1/2027 (a)	3,930	3,972
6.50%, 7/1/2027 (a)	5,090	4,937
4.50%, 1/15/2029 (a)	6,533	5,742
7.50%, 6/1/2030 (a)	2,783	2,807
4.75%, 1/15/2031 (a)	6,818	5,740

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Genesis Energy LP
6.25%, 5/15/2026	5,665	5,251
8.00%, 1/15/2027	1,560	1,489
7.75%, 2/1/2028	2,181	2,081
Gulfport Energy Corp.
8.00%, 5/17/2026	4,317	4,304
8.00%, 5/17/2026 (a)	9,001	8,972
Gulfport Energy Operating Corp.
6.00%, 10/15/2024 ‡ (g)	10,250	13
6.38%, 5/15/2025 ‡ (g)	1,796	2
6.38%, 1/15/2026 ‡ (g)	8,845	11
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	4,780	4,699
4.25%, 2/15/2030 (a)	4,177	3,571
Hilcorp Energy I LP
6.00%, 4/15/2030 (a)	2,773	2,550
6.25%, 4/15/2032 (a)	2,307	2,117
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	5,425	4,943
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	2,299	2,160
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	2,821	2,548
NuStar Logistics LP
5.75%, 10/1/2025	897	872
6.00%, 6/1/2026	2,880	2,791
5.63%, 4/28/2027	7,714	7,254
Occidental Petroleum Corp.
8.50%, 7/15/2027	7,142	7,785
6.38%, 9/1/2028	4,664	4,762
8.88%, 7/15/2030	8,988	10,302
6.63%, 9/1/2030	4,507	4,702
6.13%, 1/1/2031	6,126	6,215
Range Resources Corp.
8.25%, 1/15/2029	8,057	8,406
4.75%, 2/15/2030 (a)	8,468	7,600
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	2,851	2,616
SM Energy Co.
5.63%, 6/1/2025	1,245	1,211
6.75%, 9/15/2026	2,970	2,911
6.63%, 1/15/2027	4,338	4,251
6.50%, 7/15/2028	1,862	1,821
Southwestern Energy Co.
8.38%, 9/15/2028	4,000	4,154
5.38%, 3/15/2030	6,281	5,905
4.75%, 2/1/2032	913	798
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (a)	4,006	3,845
Sunoco LP
4.50%, 5/15/2029	1,383	1,197
4.50%, 4/30/2030	9,288	8,058

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	13,989	14,164
6.00%, 3/1/2027 (a)	1,615	1,535
6.00%, 12/31/2030 (a)	4,155	3,760
6.00%, 9/1/2031 (a)	7,682	6,847
Targa Resources Partners LP
5.00%, 1/15/2028	2,700	2,557
5.50%, 3/1/2030	1,860	1,778
4.88%, 2/1/2031	7,082	6,450
		367,793
Paper & Forest Products — 0.1%
Glatfelter Corp. 4.75%, 11/15/2029 (a)	4,045	2,639
Personal Products — 0.5%
Coty, Inc.
5.00%, 4/15/2026 (a)	5,209	4,994
4.75%, 1/15/2029 (a)	4,025	3,582
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	8,640	8,141
4.13%, 4/1/2029 (a)	3,577	3,107
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,010	2,837
		22,661
Pharmaceuticals — 3.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	33,524	21,738
8.50%, 1/31/2027 (a)	4,545	2,182
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	49,837	42,107
9.00%, 12/15/2025 (a)	29,696	21,381
5.00%, 1/30/2028 (a)	5,505	2,253
4.88%, 6/1/2028 (a)	8,865	5,431
5.00%, 2/15/2029 (a)	10,285	4,332
6.25%, 2/15/2029 (a)	5,466	2,284
5.25%, 1/30/2030 (a)	8,054	3,354
5.25%, 2/15/2031 (a)	8,085	3,380
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	5,474	5,215
3.13%, 2/15/2029 (a)	1,654	1,352
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (f)	485	448
Endo Dac
5.88%, 10/15/2024 (a) (f)	5,067	4,011
9.50%, 7/31/2027 (a) (g)	7,096	993
6.00%, 6/30/2028 (a) (g)	4,621	222
Endo Luxembourg Finance Co. I Sarl 6.13%, 4/1/2029 (a) (f)	3,055	2,288
Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,781	1,616
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a)	16,955	14,607

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
10.00%, 6/15/2029 (a)	5,503	2,820
Organon & Co.
4.13%, 4/30/2028 (a)	11,443	10,299
5.13%, 4/30/2031 (a)	6,766	6,004
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (f)	5,402	4,065
		162,382
Professional Services — 0.0% ^
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	2,244	1,931
Real Estate Management & Development — 0.2%
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	1,337	1,085
Realogy Group LLC 5.25%, 4/15/2030 (a)	9,718	7,143
		8,228
Road & Rail — 1.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	7,882	7,287
4.75%, 4/1/2028 (a)	5,690	4,999
5.38%, 3/1/2029 (a)	10,967	9,656
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (g)	22,954	1,951
6.00%, 1/15/2028 (g)	20,858	1,773
Hertz Corp. (The)
5.50%, 10/15/2024 (g)	6,563	197
4.63%, 12/1/2026 (a)	9,928	8,612
5.00%, 12/1/2029 (a)	7,871	6,246
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,326	2,046
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	5,408	5,436
4.50%, 8/15/2029 (a)	5,965	5,193
		53,396
Semiconductors & Semiconductor Equipment — 0.9%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	4,910	4,512
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	7,184	6,502
5.95%, 6/15/2030 (a)	4,835	4,516
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,124	6,295
3.63%, 5/1/2029 (a)	3,766	3,126
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	14,750	13,079
Synaptics, Inc. 4.00%, 6/15/2029 (a)	3,400	2,833
		40,863
Software — 1.2%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,540	3,381
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,103	3,073
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	3,855	3,465

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
4.88%, 7/1/2029 (a)	4,702	4,026
NCR Corp.
5.75%, 9/1/2027 (a)	10,740	10,445
5.00%, 10/1/2028 (a)	3,815	3,319
5.13%, 4/15/2029 (a)	5,232	4,500
6.13%, 9/1/2029 (a)	8,610	8,352
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	13,853	13,240
		53,801
Specialty Retail — 2.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,416	3,995
4.63%, 11/15/2029 (a)	6,248	5,451
4.75%, 3/1/2030	1,685	1,440
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	97	102
6.63%, 10/1/2030 (a)	4,158	3,893
6.88%, 11/1/2035	331	300
6.75%, 7/1/2036	2,199	1,931
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	3,627	2,786
3.88%, 10/1/2031 (a)	1,519	1,147
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	6,335	5,315
PetSmart, Inc.
4.75%, 2/15/2028 (a)	13,674	12,493
7.75%, 2/15/2029 (a)	5,981	5,532
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	4,268	3,521
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	6,079	5,433
6.13%, 7/1/2029 (a)	3,971	3,294
6.00%, 12/1/2029 (a)	7,925	6,492
Staples, Inc.
7.50%, 4/15/2026 (a)	24,652	21,993
10.75%, 4/15/2027 (a)	14,544	10,633
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	4,530	3,905
		99,656
Thrifts & Mortgage Finance — 0.5%
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	4,768	3,999
5.13%, 12/15/2030 (a)	5,902	4,601
5.75%, 11/15/2031 (a)	6,875	5,498
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	3,734	3,184
3.63%, 3/1/2029 (a)	4,696	3,780
4.00%, 10/15/2033 (a)	660	485
		21,547

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — 1.2%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,400	3,214
Imola Merger Corp. 4.75%, 5/15/2029 (a)	19,887	17,749
United Rentals North America, Inc.
4.88%, 1/15/2028	3,635	3,486
5.25%, 1/15/2030	6,185	5,829
3.88%, 2/15/2031	2,868	2,467
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	7,280	7,371
7.25%, 6/15/2028 (a)	10,535	10,673
		50,789
Wireless Telecommunication Services — 0.6%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	585	544
Sprint LLC
7.63%, 2/15/2025	9,533	9,875
7.63%, 3/1/2026	13,554	14,255
United States Cellular Corp. 6.70%, 12/15/2033	4,343	3,799
		28,473
Total Corporate Bonds (Cost $4,115,248)		3,645,655
Loan Assignments — 6.5% (d) (i)
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 6.27%, 4/6/2024	1,721	1,713
DexKo Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 7.68%, 10/4/2028	10,014	9,035
		10,748
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 7.17%, 3/31/2028	7,245	6,666
Chemicals — 0.0% ^
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.44%, 11/9/2028	2,170	2,072
Commercial Services & Supplies — 0.2%
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 6.82%, 6/21/2028	7,626	7,231
Containers & Packaging — 0.8%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.02%, 4/3/2024	16,733	16,221
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 8/4/2027 (j)	13,109	12,797
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 9.07%, 10/29/2028	8,175	7,753
		36,771
Diversified Telecommunication Services — 0.2%
Altice France SA, 1st Lien Term Loan B-13 (France) (ICE LIBOR USD 3 Month + 4.00%), 8.65%, 8/14/2026	6,977	6,722
Food & Staples Retailing — 0.4%
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038	1,814	1,457
Moran Foods LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 7.00%), 10.67%, 4/1/2024 ‡	13,932	11,192
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 14.42%, 10/1/2024	11,041	6,404
		19,053

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Equipment & Supplies — 0.1%
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.32%, 10/23/2028	4,824	4,576
Health Care Providers & Services — 0.5%
Envision Healthcare Corp., 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 3.75%), 7.49%, 3/31/2027	11,872	2,651
(1-MONTH CME TERM SOFR + 4.25%), 7.99%, 3/31/2027	4,849	1,455
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.00%, 11/15/2028	9,210	8,845
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 9.13%, 6/26/2026	13,720	7,623
		20,574
Household Durables — 0.2%
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 7.32%, 5/17/2028	10,683	7,734
Internet & Direct Marketing Retail — 0.1%
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 9.07%, 9/25/2026	5,762	3,518
IT Services — 0.1%
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 8.81%, 7/12/2023	4,912	3,326
Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (g)	3,719	405
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 7.57%, 12/16/2024	14,479	13,879
		14,284
Machinery — 0.4%
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 8.69%, 4/5/2029	5,187	4,850
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (ICE LIBOR USD 6 Month + 3.50%), 6.87%, 7/30/2027	9,785	9,369
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.88%, 3/28/2025	4,005	3,758
		17,977
Media — 0.6%
DIRECTV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 9.07%, 8/2/2027	12,658	12,106
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.07%, 5/1/2026	12,331	11,536
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 8.17%, 12/4/2026	2,732	2,509
		26,151
Personal Products — 0.6%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 7.42%, 10/1/2026	25,649	24,326
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.57%, 9/7/2023	7,785	2,088
		26,414
Road & Rail — 0.4%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 6.64%, 7/21/2028	7,731	7,255
First Student Bidco, Inc., 1st Lien Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 6.64%, 7/21/2028	2,875	2,698
(3-MONTH CME TERM SOFR + 4.00%), 7.65%, 7/21/2028	417	400
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 7.65%, 7/21/2028	6,000	5,760
		16,113
Semiconductors & Semiconductor Equipment — 0.1%
Brooks Automation, 1st Lien Term Loan B (1 Month SOFR + 3.10%; 6 Month SOFR ), 5.26%, 2/1/2029	3,491	3,290
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 7.86%, 12/1/2027	4,715	4,570

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — 1.1%
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 10.57%, 12/18/2026 (k)	13,105	11,664
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.92%, 3/3/2028	12,480	12,079
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.99%, 12/28/2027	5,617	4,866
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 8.57%, 12/22/2025	19,929	13,538
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 10.79%, 8/10/2023	12,911	5,936
		48,083
Total Loan Assignments (Cost $330,984)		285,873
	SHARES (000)
Common Stocks — 2.5%
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	300	—
Diversified Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ *	7,076	18
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc. *	356	9,188
Energy Equipment & Services — 0.0% ^
Telford Offshore Holdings Ltd. (Cayman Islands) ‡ *	368	—
Equity Real Estate Investment Trusts (REITs) — 0.3%
VICI Properties, Inc.	393	13,434
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	616	1,539
Internet & Direct Marketing Retail — 0.1%
MYT Holding Co. ‡ *	5,623	1,614
Media — 0.1%
Clear Channel Outdoor Holdings, Inc. *	2,312	2,612
iHeartMedia, Inc., Class A *	273	2,196
		4,808
Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp.	82	8,525
Chord Energy Corp.	68	10,277
EP Energy Corp. ‡ *	296	2,072
Gulfport Energy Corp. *	180	14,620
		35,494
Pharmaceuticals — 0.1%
Mallinckrodt plc *	193	2,093
Professional Services — 0.4%
NMG, Inc. ‡ *	89	15,756
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ *	17	5,429

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.4%
Intelsat SA (Luxembourg) ‡ *	748	19,067
Total Common Stocks (Cost $96,609)		108,440
Convertible Preferred Stocks — 0.7%
Specialty Retail — 0.7%
Claire's Stores, Inc. ‡ *(Cost $3,724)	13	29,036
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.5%
Hotels, Restaurants & Leisure — 0.0% ^
Royal Caribbean Cruises Ltd. 4.25%, 6/15/2023	500	524
Media — 0.4%
DISH Network Corp.
Zero Coupon, 12/15/2025	7,845	5,302
3.38%, 8/15/2026	18,645	12,073
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	874
3.75%, 2/15/2030	4,448	1,490
		19,739
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. 10.00% (Cash), 11/28/2022 ‡ (b) (c) (h)	1	4,280
Total Convertible Bonds (Cost $30,468)		24,543
	SHARES (000)
Preferred Stocks — 0.3%
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	358	4
Internet & Direct Marketing Retail — 0.3%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	13,477	14,471
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. ‡ *	—	417
Total Preferred Stocks (Cost $14,233)		14,892
	NO. OF WARRANTS (000)
Warrants — 0.1%
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	14	192

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — continued
Media — 0.1%
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	109	4,838
Total Warrants (Cost $1)		5,030
	NO. OF RIGHTS (000)
Rights — 0.1%
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	157	2
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., expiring 12/31/2049 ‡ *	2,823	3,600
Total Rights (Cost $2)		3,602
	SHARES (000)
Short-Term Investments — 4.9%
Investment Companies — 4.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (l) (m) (Cost $217,389)	217,389	217,389
Total Investments — 98.6% (Cost $4,808,658)		4,334,460
Other Assets Less Liabilities — 1.4%		59,697
NET ASSETS — 100.0%		4,394,157

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security is an interest bearing note with preferred security characteristics.
(c)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2022.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of November 30, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	Fund is subject to legal or contractual restrictions on the resale of the security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2022.

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Communications Equipment	$—	$—	$—(a)	$—(a)
Diversified Financial Services	—	—	18	18
Diversified Telecommunication Services	9,188	—	—	9,188
Energy Equipment & Services	—	—	—(a)	—(a)
Equity Real Estate Investment Trusts (REITs)	13,434	—	—	13,434
Food & Staples Retailing	—	—	1,539	1,539
Internet & Direct Marketing Retail	—	—	1,614	1,614
Media	4,808	—	—	4,808
Oil, Gas & Consumable Fuels	33,422	—	2,072	35,494
Pharmaceuticals	2,093	—	—	2,093
Professional Services	—	—	15,756	15,756
Specialty Retail	—	—	5,429	5,429
Wireless Telecommunication Services	—	—	19,067	19,067
Total Common Stocks	62,945	—	45,495	108,440
Convertible Bonds
Hotels, Restaurants & Leisure	—	524	—	524
Media	—	19,739	—	19,739
Oil, Gas & Consumable Fuels	—	—	4,280	4,280
Total Convertible Bonds	—	20,263	4,280	24,543
Convertible Preferred Stocks	—	—	29,036	29,036
Corporate Bonds
Aerospace & Defense	—	54,794	—	54,794
Airlines	—	37,833	—	37,833
Auto Components	—	134,676	—	134,676
Automobiles	—	9,058	—	9,058
Banks	—	35,243	—	35,243
Beverages	—	7,707	—	7,707
Biotechnology	—	6,161	—	6,161
Building Products	—	74,868	—	74,868
Capital Markets	—	1,716	—	1,716
Chemicals	—	103,890	—	103,890
Commercial Services & Supplies	—	132,453	—	132,453
Communications Equipment	—	42,248	—	42,248
Construction & Engineering	—	33,629	—	33,629
Consumer Finance	—	130,132	—	130,132
Containers & Packaging	—	75,552	—	75,552
Distributors	—	3,751	—	3,751
Diversified Financial Services	—	7,934	—	7,934
Diversified Telecommunication Services	—	364,193	8	364,201
Electric Utilities	—	22,647	—	22,647

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electrical Equipment	$—	$15,526	$—	$15,526
Electronic Equipment, Instruments & Components	—	15,027	—	15,027
Energy Equipment & Services	—	34,937	—	34,937
Entertainment	—	60,369	—	60,369
Equity Real Estate Investment Trusts (REITs)	—	91,684	—	91,684
Food & Staples Retailing	—	62,608	—	62,608
Food Products	—	27,168	—	27,168
Gas Utilities	—	7,368	—	7,368
Health Care Equipment & Supplies	—	31,498	—	31,498
Health Care Providers & Services	—	235,904	—	235,904
Health Care Technology	—	8,726	—	8,726
Hotels, Restaurants & Leisure	—	203,767	—	203,767
Household Durables	—	24,214	—	24,214
Household Products	—	52,761	—	52,761
Independent Power and Renewable Electricity Producers	—	8,490	—	8,490
Interactive Media & Services	—	765	—	765
Internet & Direct Marketing Retail	—	9,343	—	9,343
IT Services	—	40,635	—	40,635
Leisure Products	—	13,582	—	13,582
Life Sciences Tools & Services	—	4,541	—	4,541
Machinery	—	14,108	—	14,108
Media	—	402,350	—	402,350
Metals & Mining	—	70,191	—	70,191
Multiline Retail	—	17,441	—	17,441
Oil, Gas & Consumable Fuels	—	367,767	26	367,793
Paper & Forest Products	—	2,639	—	2,639
Personal Products	—	22,661	—	22,661
Pharmaceuticals	—	162,382	—	162,382
Professional Services	—	1,931	—	1,931
Real Estate Management & Development	—	8,228	—	8,228
Road & Rail	—	53,396	—	53,396
Semiconductors & Semiconductor Equipment	—	40,863	—	40,863
Software	—	53,801	—	53,801
Specialty Retail	—	99,656	—	99,656
Thrifts & Mortgage Finance	—	21,547	—	21,547
Trading Companies & Distributors	—	50,789	—	50,789
Wireless Telecommunication Services	—	28,473	—	28,473
Total Corporate Bonds	—	3,645,621	34	3,645,655
Loan Assignments
Auto Components	—	10,748	—	10,748
Beverages	—	6,666	—	6,666
Chemicals	—	2,072	—	2,072
Commercial Services & Supplies	—	7,231	—	7,231
Containers & Packaging	—	36,771	—	36,771
Diversified Telecommunication Services	—	6,722	—	6,722
Food & Staples Retailing	—	7,861	11,192	19,053
Health Care Equipment & Supplies	—	4,576	—	4,576

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Providers & Services	$—	$20,574	$—	$20,574
Household Durables	—	7,734	—	7,734
Internet & Direct Marketing Retail	—	3,518	—	3,518
IT Services	—	3,326	—	3,326
Leisure Products	—	13,879	405	14,284
Machinery	—	17,977	—	17,977
Media	—	26,151	—	26,151
Personal Products	—	26,414	—	26,414
Road & Rail	—	16,113	—	16,113
Semiconductors & Semiconductor Equipment	—	3,290	—	3,290
Software	—	4,570	—	4,570
Specialty Retail	—	48,083	—	48,083
Total Loan Assignments	—	274,276	11,597	285,873
Preferred Stocks	—	—	14,892	14,892
Rights	—	—	3,602	3,602
Warrants	—	—	5,030	5,030
Short-Term Investments
Investment Companies	217,389	—	—	217,389
Total Investments in Securities	$280,334	$3,940,160	$113,966	$4,334,460

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2022
Investments in Securities:
Common Stocks	$42,398	$21,031	$(33,468)	$—	$—	$(27,084)	$42,618	$—	$45,495
Convertible Bonds	3,641	—	639	—	—	—	—	—	4,280
Convertible Preferred Stocks	28,969	—	67	—	—	—	—	—	29,036
Corporate Bonds	203	—	(169)	—(a)	785	(785)	—	—	34
Loan Assignments	14,193	(38)	(2,698)	217	241	(318)	—	—	11,597
Preferred Stocks	14,718	—	174	—	—	—	—	—	14,892
Rights	3,813	—	(211)	—	—	—	—	—	3,602
Warrants	2,513	—	2,517	—	—	—	—	—	5,030
Total	$110,448	$20,993	$(33,149)	$217	$1,026	$(28,187)	$42,618	$—	$113,966

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(44,641).
Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18	Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 ($0.00)
	0(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	18
	417	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)
	4	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	421
	405	Terms of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	405
	4,280	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	4,280
	8	Terms of Restructuring	Expected Recovery	0.01 ($0.01)

Corporate Bond	8
Total	$5,132

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2022, the value of these investments was $108,834. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.50% (a) (b)	$52,250	$2,175,902	$2,010,763	$—	$—	$217,389	217,389	$1,573	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.